Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting
SEGMENT REPORTING
The Company has one reportable segment, Solar Energy, that includes our entire portfolio of solar generation facility assets, determined based on the “management” approach. This approach designates the internal reporting used by management for making decisions and assessing performance as the source of the reportable segments. Corporate expenses include general and administrative expenses, acquisition costs, formation and offering related fees and expenses, interest expense on corporate indebtedness and stock-based compensation. All operating revenues, net for the year ended December 31, 2014 were earned by our reportable segment from external customers in the United States and its unincorporated territories, Canada, the United Kingdom and Chile. All operating revenue for the years ended December 31, 2013 and 2012 were from customers located in the United States and Puerto Rico.
The following table reflects summarized financial information concerning the Company’s reportable segment for the years ended December 31, 2014, 2013 and 2012:

	Year Ended			Year Ended			Year Ended
	December 31, 2014			December 31, 2013			December 31, 2012
(In thousands)	Solar Energy	Corporate	Total	Solar Energy	Corporate	Total	Solar Energy	Corporate	Total
Operating revenues, net	$127,156	$—	$127,156	$18,716	$—	$18,716	$16,992	$—	$16,992
Depreciation, accretion and amortization	41,280	—	41,280	5,731	—	5,731	5,034	—	5,034
Other operating costs and expenses	33,322	46,165	79,487	7,627	—	7,627	6,353	—	6,353
Interest expense, net	56,019	30,172	86,191	8,129	—	8,129	7,665	—	7,665
Other non-operating expense (income)	(6,209)	13,019	6,810	(771)	—	(771)	—	—	—
Income tax benefit (1)	—	(4,689)	(4,689)	—	(88)	(88)	—	(1,270)	(1,270)
Net (loss) income	$2,744	$(84,667)	$(81,923)	$(2,000)	$88	$(1,912)	$(2,060)	$1,270	$(790)
Cash Flows
Capital expenditures	$1,137,275	$—	$1,137,275	$205,361	$—	$205,361	$2,274	$—	$2,274
Balance Sheet
Total assets (2)	$3,155,180	$514,170	$3,669,350	$590,288	$—	$590,288	$158,955	$—	$158,955
———
(1) Income tax benefit is not allocated to the Company's Solar Energy segment.
(2) Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.

Operating Revenues, net
The following table reflects operating revenues, net for the years ended December 31, 2014, 2013 and 2012 by specific customers exceeding 10% of total operating revenue:

	Year Ended
	December 31, 2014		December 31, 2013		December 31, 2012
(In thousands, except for percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
San Diego Gas & Electric	$39,574	31.4%	**	**	**	**
Compania Minera del Pacifico	23,130	18.4	**	**	**	**
Customer A	*	*	$4,196	24.0%	$4,207	26.8%
Customer B	*	*	1,761	10.1	1,831	11.7
Customer C	*	*	1,726	10.0	1,760	11.2
———
* These customers did not exceed 10% of total operating revenue for the year ended December 31, 2014.
** No revenue was earned from these customers for the years ended December 31, 2013 and 2012.
The following table reflects operating revenues, net for the years ended December 31, 2014, 2013 and 2012 by geographic location:

	Year Ended
(In thousands)	December 31, 2014	December 31, 2013	December 31, 2012
United States and Puerto Rico	$87,502	$18,716	$16,992
Chile	23,130	—	—
United Kingdom	15,890	—	—
Canada	634	—	—
Total Operating Revenues, net	$127,156	$18,716	$16,992

Long-lived Assets, Net

Long-lived assets consist of property and equipment, net and intangible assets, net all of which are attributable to the Company's one reportable segment. The following table is a summary of long-lived assets by geographic area:

	As of December 31, 2014	As of December 31, 2013
(In thousands)
United States and Puerto Rico	$2,136,804	$273,552
Chile	189,221	167,313
United Kingdom	545,848	10,804
Canada	126,939	912
Total long-lived assets, net	2,998,812	452,581
Current assets	593,772	106,436
Other non-current assets	76,766	31,271
Total assets	$3,669,350	$590,288